RECENTLY ADOPTED AND ISSUED ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2016
Recently Adopted And Issued Accounting Pronouncements [Abstract]
Schedule Of New Accounting Pronouncements And Changes In Accounting Principles [TextBlock]

NOTE 2 – Recently adopted and issued accounting pronouncements:

In March 2016, the Financial Accounting Standards Board ("FASB") issued guidance on stock compensation. The guidance is intended to simplify several aspects of the accounting for share-based payments, including income tax consequences, classification of awards as either equity or liabilities, and classification in the statement of cash flows. The guidance will be effective for fiscal years beginning after December 15, 2016, including interim periods within that year. Teva has adopted the provisions of this update during the second quarter of 2016. The guidance did not have a material impact on Teva's consolidated financial statements for the second quarter of 2016.

In February 2016, the FASB issued guidance on leases. The guidance requires entities to record lease assets and lease liabilities on the balance sheet and disclose key information about leasing arrangements. The guidance will become effective for interim and annual periods beginning after December 15, 2018 (early adoption is permitted) and is required to be adopted at the earliest period presented using a modified retrospective approach. Teva is currently evaluating the potential effect of the guidance on its consolidated financial statements.

In January 2016, the FASB issued guidance which updates certain aspects of recognition, measurement, presentation and disclosure of equity investments. The guidance requires entities to recognize changes in fair value in net income rather than in accumulated other comprehensive income. The guidance is effective for interim and annual periods beginning after December 15, 2017 (early adoption is permitted). Teva is currently evaluating the potential effect of the guidance on its consolidated financial statements.

In November 2015, the FASB issued guidance on balance sheet classification of deferred taxes. The guidance requires entities to present all deferred tax assets and liabilities, along with any related valuation allowance, as non-current on the balance sheet. The guidance is effective for interim and annual periods beginning after December 15, 2016 (early adoption is permitted). Teva is currently evaluating the potential effect of the guidance on its consolidated financial statements.

In May 2014, the FASB issued guidance on revenue from contracts with customers that will supersede most current revenue recognition guidance, including industry-specific guidance. The underlying principle is that an entity will recognize revenue upon the transfer of goods or services to customers in an amount that the entity expects to be entitled to in exchange for those goods or services. The guidance provides a five-step analysis of transactions to determine when and how revenue is recognized. Other major provisions include capitalization of certain contract costs, consideration of the time value of money in the transaction price, and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances. The guidance also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity's contracts with customers. In March, April and May 2016, the FASB issued three additional updates regarding identifying performance obligations and licensing, certain principal versus agent considerations, and various narrow scope improvements based on practical questions raised by users. The guidance is effective for the interim and annual periods beginning on or after December 15, 2017 (early adoption is permitted for the interim and annual periods beginning on or after December 15, 2016). The guidance permits the use of either a retrospective or cumulative effect transition method. Teva is currently evaluating the impact of the guidance on its consolidated financial statements.